Asset and Goodwill Impairment Testing - Summary of Pre-tax Impairment Reversal and (Asset Impairments) Recorded in Statement of Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	$ 0	$ 215
Carmen de Andacollo CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	$ 0	$ 215